Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Purchase Price:
Cash	$ 31,074,127	$ 31,074,127
Side Letter payable	1,925,873	1,925,873
Promissory note to Sellers of Pogo Business	15,000,000	15,000,000
Total purchase consideration	82,828,294	82,828,294
Purchase Price Allocation
Cash	246,323	246,323
Accounts receivable	3,986,559	3,986,559
Prepaid expenses	368,371	368,371
Oil & gas reserves	93,809,392	93,809,392
Derivative assets	51,907	51,907
Accounts payable	(2,290,475)	(2,290,475)
Accrued liabilities and other	(1,244,633)	(1,244,633)
Revenue and royalties payable	(775,154)	(775,154)
Revenue and royalties payable, related parties	(1,199,420)	(1,199,420)
Short-term derivative liabilities	(27,569)	(27,569)
Deferred tax liabilities	(8,528,772)	(8,528,772)
Asset retirement obligations, net	(893,235)	(893,235)
Other liabilities	(675,000)	(675,000)
Net assets acquired	82,828,294	82,828,294
EONR Class A Common Shares for Option Agreement [Member]
Purchase Price:
Transferred equity interest		67,700
EONR Class A Common Shares [Member]
Purchase Price:
Transferred equity interest		1,354,000
OpCo Class B Units [Member]
Purchase Price:
Transferred equity interest	12,186,000	12,186,000
OpCo Preferred Units [Member]
Purchase Price:
Transferred equity interest	$ 21,220,594	$ 21,220,594